Consolidated Statement of Changes in Shareholders' Equity € in Millions, shares in Millions, $ in Millions	Issued Share Capital EUR (€) shares	Share Premium Account EUR (€)	Retained Earnings EUR (€)	Other Undenominated Capital EUR (€)	Other Reserves - Treasury EUR (€)	Other Reserves - Hedging EUR (€)	Other Reserves - Share based Payment EUR (€)	USD ($) Options	EUR (€) Options
Beginning Balance at Mar. 31, 2015	€ 8.7	€ 718.6	€ 2,706.2	€ 1.3	€ (3.2)	€ 308.5	€ 295.0		€ 4,035.1
Beginning Balance, Shares at Mar. 31, 2015 | shares	1,377.7
Profit for the year			1,559.1					$ 1,559.1	1,559.1
Other comprehensive income:
Net actuarial losses from retirement benefits plan			0.4						0.4
Net movements in cash-flow reserve						(609.1)			(609.1)
Net change in fair value of available for sale financial asset							(291.4)		(291.4)
Total other comprehensive (loss)/income for the year, net of income tax			0.4			(609.1)	(291.4)		(900.1)
Total comprehensive income for the year - all attributable to equity holders of parent			1,559.5			(609.1)	(291.4)		659.0
Issue of ordinary equity shares		0.8							0.8
Share capital reorganisation	€ (0.7)			0.7
Share capital reorganisations | shares	(33.8)
Share-based payments							5.9		5.9
Repurchase of ordinary equity shares			(698.8)		(7.3)				(706.1)
Cancellation of repurchased ordinary shares	€ (0.3)			0.3
Cancellation of repurchased ordinary shares (Shares) | shares	(53.2)
Cancellation of treasury shares			(3.2)		3.2
Treasury shares cancelled (Shares) | shares	(0.3)
Dividend paid			(397.9)						(397.9)
Transfer of exercised and expired share-based awards			0.3				(0.3)		€ 0.8
Transfer of exercised and expired share-based awards (Shares) | Options								300,000	300,000
Treasury shares cancelled			(3.2)		3.2
Ending Balance at Mar. 31, 2016	€ 7.7	719.4	3,166.1	2.3	(7.3)	(300.6)	9.2		€ 3,596.8
Ending Balance, Shares at Mar. 31, 2016 | shares	1,290.7
Other comprehensive income:
Issue of ordinary equity shares | shares	0.3
Profit for the year			1,315.9					$ 1,315.9	1,315.9
Net movements in cash-flow reserve						522.5			522.5
Total other comprehensive (loss)/income for the year, net of income tax						522.5			522.5
Total comprehensive income for the year - all attributable to equity holders of parent			1,315.9			522.5			1,838.4
Share capital reorganisation									(0.4)
Share-based payments							5.7		5.7
Repurchase of ordinary equity shares			(1,017.9)						€ (1,017.9)
Cancellation of repurchased ordinary shares	€ (0.4)			0.4
Cancellation of repurchased ordinary shares (Shares) | shares	(72.3)
Cancellation of treasury shares			(7.3)		7.3
Treasury shares cancelled (Shares) | shares	(0.5)
Transfer of exercised and expired share-based awards (Shares) | Options								0	0
Treasury shares cancelled			(7.3)		€ 7.3
Ending Balance at Mar. 31, 2017	€ 7.3	719.4	3,456.8	2.7		221.9	14.9		€ 4,423.0
Ending Balance, Shares at Mar. 31, 2017 | shares	1,217.9
Profit for the year			1,450.2					$ 1,450.2	1,450.2
Other comprehensive income:
Net movements in cash-flow reserve						(581.6)			(581.6)
Total other comprehensive (loss)/income for the year, net of income tax						(581.6)			(581.6)
Total comprehensive income for the year - all attributable to equity holders of parent			1,450.2			(581.6)			868.6
Share capital reorganisation									(0.3)
Share-based payments							6.4		6.4
Repurchase of ordinary equity shares			(829.1)						€ (829.1)
Cancellation of repurchased ordinary shares	€ (0.3)			0.3
Cancellation of repurchased ordinary shares (Shares) | shares	(46.7)
Transfer of exercised and expired share-based awards (Shares) | Options								0	0
Ending Balance at Mar. 31, 2018	€ 7.0	€ 719.4	€ 4,077.9	€ 3.0		€ (359.7)	€ 21.3		€ 4,468.9
Ending Balance, Shares at Mar. 31, 2018 | shares	1,171.2